Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Mar. 19, 2020